Marketable Debt Securities - Noncurrent - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities [Line Items]
Realized gains (losses) from disposal of marketable securities	$ 19,939	$ 8,621
Available for sale Securities Non Current
Schedule Of Available For Sale Securities [Line Items]
Realized gains (losses) from disposal of marketable securities	$ 5,800	$ (171)